SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Building and Improvements
Estimated useful lives	35 years	35 years
Leasehold Improvements
Estimated useful lives	The lesser of the lease term or the estimated useful life	The lesser of the lease term or the estimated useful life
Equipment, Furniture and Fixtures
Estimated useful lives	5 years	5 years
Software
Estimated useful lives	3 years	3 years
Vehicles [Member]
Estimated useful lives	5 years